Employee Benefit Plan	12 Months Ended
Dec. 30, 2014
Employee Benefit Plan

Note 8—Employee Benefit Plan

The Company maintains a qualified 401(k) retirement plan (the “401k Plan”). Certain employees are eligible to participate in the 401k Plan after completing one year of service and reaching the age of 21. The 401k Plan permits eligible employees to make contributions up to specified percentages of their compensation. The Company made discretionary matching contributions totaling approximately $41,000, $53,000 and $70,000 for the fiscal years ended December 25, 2012, December 31, 2013 and December 30, 2014, respectively.